Net debt - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net debt
Opening	£ (1,285)	£ (1,015)
Cash flows	(680)	(163)
Non-cash (fair value changes, accruals and acquisitions)	(977)	(32)
Non-cash (foreign exchange, additions and other)	(354)	(75)
Closing	(3,296)	(1,285)
Bank and other short-term borrowings
Net debt
Opening	(459)	(1,591)
Cash flows	(121)	1,135
Non-cash (fair value changes, accruals and acquisitions)	(771)	(12)
Non-cash (foreign exchange, additions and other)	(4)	9
Closing	(1,355)	(459)
Bank and other long-term borrowings
Net debt
Opening	(1,256)	(1,338)
Cash flows	(2,257)	15
Non-cash (fair value changes, accruals and acquisitions)		(12)
Non-cash (foreign exchange, additions and other)	(61)	79
Closing	(3,574)	(1,256)
Lease liabilities
Net debt
Opening	(217)	(215)
Cash flows	114	94
Non-cash (fair value changes, accruals and acquisitions)	(225)	(5)
Non-cash (foreign exchange, additions and other)	(139)	(91)
Closing	(467)	(217)
Other Investment
Net debt
Opening	1	172
Cash flows		(171)
Closing	1	1
Fair value of debt-related derivatives
Net debt
Opening	(22)	7
Cash flows	(7)	31
Non-cash (fair value changes, accruals and acquisitions)	19	(3)
Non-cash (foreign exchange, additions and other)	(61)	(57)
Closing	(71)	(22)
Gross debt
Net debt
Opening	(1,953)	(2,965)
Cash flows	(2,271)	1,104
Non-cash (fair value changes, accruals and acquisitions)	(977)	(32)
Non-cash (foreign exchange, additions and other)	(265)	(60)
Closing	(5,466)	(1,953)
Cash and Cash Equivalents
Net debt
Opening	668	1,950
Cash flows	1,591	(1,267)
Non-cash (foreign exchange, additions and other)	(89)	(15)
Closing	£ 2,170	£ 668